Income Taxes - Summary of Provision for (Benefit from) Income Tax (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Provision for current tax expense income	₱ 7,964	₱ 6,949	₱ 5,130
Deferred (Note 3)	1,648	(4,175)	2,348
Actual provision for corporate income tax	₱ 9,612	₱ 2,774	₱ 7,478